Long-term Borrowings, Capital Lease Obligations and License Agreements - 2016 Credit Agreement (Details) - USD ($)		12 Months Ended
	Feb. 23, 2016	Dec. 31, 2017	Dec. 31, 2016
Long-Term Borrowings
Amount outstanding, net of discount and debt issuance costs		$ 3,150,999,000	$ 3,360,255,000
Credit Agreement dated as of February 23, 2016 | Term Loan Facility
Long-Term Borrowings
Principal amount	$ 700,000,000
Term	5 years
Amount outstanding, net of discount and debt issuance costs		368,600,000
Credit Agreement dated as of February 23, 2016 | Refinancing Term Loan
Long-Term Borrowings
Principal amount	$ 300,000,000
Credit Agreement dated as of February 23, 2016 | Delayed Draw Term Loan
Long-Term Borrowings
Principal amount	400,000,000
Credit Agreement dated as of February 23, 2016 | Revolving Loan Facility
Long-Term Borrowings
Maximum borrowing capacity	800,000,000
Outstanding balance		200,000,000
Amounts repaid		$ 70,000,000
Credit Agreement dated as of February 23, 2016 | Standby letters of credit
Long-Term Borrowings
Maximum borrowing capacity	$ 50,000,000
Credit Agreement dated as of February 23, 2016 | Minimum | Delayed Draw Term Loan
Long-Term Borrowings
Commitment fee on undrawn commitment (as a percent)		0.10%
Credit Agreement dated as of February 23, 2016 | Minimum | Revolving Loan Facility
Long-Term Borrowings
Commitment fee regardless of usage (as a percent)		0.10%
Credit Agreement dated as of February 23, 2016 | Maximum | Delayed Draw Term Loan
Long-Term Borrowings
Commitment fee on undrawn commitment (as a percent)		0.25%
Credit Agreement dated as of February 23, 2016 | Maximum | Revolving Loan Facility
Long-Term Borrowings
Commitment fee regardless of usage (as a percent)		0.25%
LIBOR | Credit Agreement dated as of February 23, 2016 | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		1.50%
LIBOR | Credit Agreement dated as of February 23, 2016 | Revolving Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		1.30%
LIBOR | Credit Agreement dated as of February 23, 2016 | Minimum | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		1.00%
LIBOR | Credit Agreement dated as of February 23, 2016 | Minimum | Revolving Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		0.90%
LIBOR | Credit Agreement dated as of February 23, 2016 | Maximum | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		1.75%
LIBOR | Credit Agreement dated as of February 23, 2016 | Maximum | Revolving Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		1.50%
Base rate | Credit Agreement dated as of February 23, 2016 | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		0.50%
Base rate | Credit Agreement dated as of February 23, 2016 | Revolving Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		0.30%
Base rate | Credit Agreement dated as of February 23, 2016 | Minimum | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		0.00%
Base rate | Credit Agreement dated as of February 23, 2016 | Minimum | Revolving Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		0.00%
Base rate | Credit Agreement dated as of February 23, 2016 | Maximum | Term Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		0.75%
Base rate | Credit Agreement dated as of February 23, 2016 | Maximum | Revolving Loan Facility
Long-Term Borrowings
Margin added to variable rate (as a percent)		0.50%